Property and equipment, net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net
9.	Property and equipment, net

Property and equipment, net as of June 30, 2025 and 2026, consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB

Molds	8,938	17,243
Leasehold improvements	4,172	11,082
Computer and electronic equipment	4,016	6,312
Others	355	281
Total	17,481	34,918
Less: Accumulated depreciation	(7,546)	(12,552)
Property and equipment, net	9,935	22,366

Depreciation expenses for the years ended June 30, 2024, 2025 and 2026 were nil, RMB1,030 and RMB8,953 respectively.